Other Assets (Other Assets Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Assets [Abstract]
Prepaid expenses	$ 399	$ 481
SBA servicing assets	753	437
Net receivable due from SBA	318	429
Other assets	1,821	1,307
Total other assets	$ 3,291	$ 2,654